Commitments and Contingencies	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies

NOTE 8: Commitments and Contingencies

Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to loss contingencies. However, the outcome of litigation is inherently uncertain. There is no material pending or threatened litigation against the Company as of March 31, 2021.

NOTE 9: Commitments and Contingencies

Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to loss contingencies. However, the outcome of litigation is inherently uncertain. There is no material pending or threatened litigation against the Company as of December 31, 2020.